EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Total equity	$ 79,872	$ 69,688	$ 57,227
Preferred equity
Disclosure of classes of share capital [line items]
Issued capital	4,192	3,954
Non-controlling interests
Disclosure of classes of share capital [line items]
Issued capital	51,628	43,235
Common equity
Disclosure of classes of share capital [line items]
Issued capital	$ 24,052	$ 22,499